RELATED PARTIES	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Parties

12 — RELATED PARTIES

Support Services and Advances

ART Holdings, Inc. (“ART”) funded shared costs incurred in previous years. At December 31 and March 31, 2016, amounts due to ART were $189,845 and $208,181, respectively, and interest-free and are due at a future date to be agreed by the parties. These amounts are included in Related party payables in the Company’s condensed consolidated balance sheet.

Happy Cellular Services Limited

The majority shareholder and Chairman of Happy Cellular Services Limited (“Happy Cellular”), is also a shareholder and board member of MMPL. Additionally, a certain number of Happy Cellular retailers are also agents for MoneyOnMobile. During the year ended March 31, 2016, MMPL issued three short-term bonds to the majority shareholder of Happy Cellular totaling approximately $450,000. These debt instruments have an interest rate of 15.3%, which represents the prevailing bank rate at inception. At December 31, and March 31, 2016, $133,374 and $295,415, representing outstanding principal and interest was past due and is recorded as current liabilities to Related party payables in the condensed consolidated balance sheets. Additionally, in January 2017, the Company reached a settlement agreement for all receivables and payables between the Chairman of Happy Cellular and MoneyOnMobile. No significant adjustments resulted.
In December 2016, Happy Cellular provided a refundable deposit totaling 20.0 million India Rupees or approximately $294,400 for the Company to increase its volume of IMPS (Immediate Payment Service) transactions. Happy Bengal agents are entitled to a commission for a fixed number of transactions at a fixed rate.

Cagan McAfee Capital Partners, LLC

The amounts due relating to an expired management advisory agreement, including interest, totaled $761,805 and $711,805 as of December 31 and March 31, 2016, respectively, and is recorded in Related party payables in the condensed consolidated balance sheets.

Cagan Capital, LLC

Cagan Capital, LLC, an entity owned and controlled by Laird Cagan, is a note holder of $1.0 million of our subordinated notes payable. No principal payments were made during the nine months ended December 31, 2016. Interest accrues at 12% per annum.

Laird Cagan

In April 2016, and as part of the Company’s November 2015 sale of its U.S. Operations, Laird Cagan was issued a promissory note for $727,285. This note accrues interest of 12% per annum payable monthly and matures on December 31, 2017. No principal payments were made during the nine months ended December 31, 2016.

15 — RELATED PARTIES

Support Services and Advances

ART has provided the Company, since its startup period, with certain support services. It has been verbally agreed that payment for these services would accrue interest-free and be paid at a future date to be agreed on by the parties. At March 31, 2016 and 2015, amounts due to ART were $208,181 and $181,856, respectively, and is included in Related party payables on the Company’s balance sheet.

Cagan McAfee Capital Partners, LLC

On January 1, 2011, the Company signed a two years management advisory agreement with Cagan McAfee Capital Partners, LLC (“CMCP”), an investment company owned and controlled by Laird Cagan, a member of our Board of Directors and a significant shareholder. The nonexclusive agreement provides for CMCP advising the Company on financial and strategic matters and provides for the services of Mr. Cagan as a member of our Board. Pursuant to the agreement, CMCP is to be paid $14,500 per month plus expenses. In December 2013, the agreement was extended through December 2015, at which time the agreement was terminated and now additional interest is to be incurred on amounts outstanding as of that date. Previously, interest accrued on unpaid balances at 12% per annum. The amounts due, including interest, to CMCP totaled $711,805 and $535,630 as of March 31, 2016 and 2015, respectively, and is recorded in Related party payables in the Company’s consolidated balance sheet.

Cagan Capital, LLC

In 2011, Cagan Capital, LLC (“CCLLC”), an entity owned and controlled by Mr. Cagan, purchased $1.0 million of our subordinated notes payable and warrants to purchase up to 500,000 shares of our common stock at $1.00 per share on a cashless basis. During the year ended March 31, 2016, these warrants were exchanged and reissued with extended maturity dates. See Laird Cagan section below for additional details. In connection with the extension of the maturity date of the subordinated notes in 2012, CCLLC was issued an additional 71,233 warrants to purchase shares of our common stock at $2.00 per share. There were no subordinated debt principal payments in 2016 or 2015 and interest paid at 12% per annum totaled $120,000 in 2016 and $110,000 in 2015.
In 2014, Mr. Cagan purchased $1.0 million of CRA secured promissory notes payable at an interest rate of 12% per annum and warrants to purchase up to 175,000 shares of MoneyOnMobile common stock at $0.01 per share. The outstanding principal amount of this loan may be converted to MoneyOnMobile common stock at any time by dividing the outstanding principal and any accrued interest by $2.00 per share. Principal payments made during the year ended March 31, 2016 and 2015 totaled $68,665 and $32,833. Interest paid totaled $82,450 and $119,837 as of March 31, 2016 and 2015.

Laird Cagan

In March 2016, the Company executed an one year advisory agreement with Mr. Cagan and issued one million warrants. Additionally, Mr. Cagan received 1,000,000 warrants as part of its subordinated notes payable modification. See note 6: Debt for more information. These warrants and those held by Mr. Cagan, totaling 2.5 million warrants, were canceled and reissued in order to extend the maturity date. This resulted in a non-cash expense of $314,623 and is recorded in Selling, general and administrative in the Consolidated Statement of Operations and Comprehensive Loss.
As discussed in note 10: Debt, in April 2016, and as part of the Company’s sale of its U.S. Operations, the Company issued Laird Cagan a promissory notes for $727,285, of which $720,084 was the note balance included in the Asset Purchase Agreement, with the remaining balance as subsequent interest incurred. This note accrues interest of 12% per annum payable monthly and matures on December 31, 2017.

Happy Cellular Services Limited

The majority shareholder of Happy Cellular, is also a shareholder and board member of MMPL. Additionally, a certain number of Happy Cellular retailers are also agents for MoneyOnMobile. For information on our investment in Happy Cellular see Footnote 6 — Equity Investments and Variable Interest Entities.
During the year ended March 31, 2016, MMPL issued three short-term bonds to the majoiry shareholder of Happy Cellular totaling approximately $450,000. These debt instruments have an interest rate of 15.3%, which represents the prevailing bank rate at inception. At March 31, 2016, $295,415, representing outstanding principal and interest was past due and is recorded as current liabilities to Related party payables in the Consolidated Balance Sheet. The bond holder is disputing the interest rate recorded by the Company. See note !6: Commitments for additional details.